Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure		¥ 109
Loans for which real estate is received as collateral | Instalment loans
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure	¥ 70